May 16, 2025
Amplify Bitcoin 2% Monthly Option Income ETF
Amplify Bitcoin 2% Monthly Option Income ETF
INVESTMENT OBJECTIVE

The Amplify Bitcoin 2% Monthly Option Income ETF (formerly Amplify Bitcoin 24% Premium Income ETF) seeks to balance high income and capital appreciation through investment exposure to the price return of bitcoin and a covered call strategy.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Bitcoin 2% Monthly Option Income ETF Amplify Bitcoin 2% Monthly Option Income ETF
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.65%
[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS
Amplify Bitcoin 2% Monthly Option Income ETF | Amplify Bitcoin 2% Monthly Option Income ETF | USD ($)	66	208

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to participate in the price return of bitcoin (i.e. “spot” bitcoin prices”) (“Bitcoin Price”) and to generate a high level of annualized option premium by selling options on exchange-traded products (“Bitcoin ETPs”) that reference the Bitcoin Price. As further described below, the Fund expects to sell call options that are approximately 5-10% “out of the money” with targeted maturities of one week or less. The Fund will seek to vary its option selling each week to a level sufficient to generate 24% annualized option premium (the “Target Option Premium”), based upon the NAV of the Fund each time the Fund sells the weekly options contracts.

Please note that there is no guarantee the Fund will achieve the Target Option Premium in any given year. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the weekly option contracts. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period.

The Fund expects to make distributions from the income generated from its call writing strategy on a monthly basis. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly Intelligence”) and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) serve as investment sub-advisers to the Fund.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the Bitcoin Price. The Fund’s holdings are described below:

Principal Holdings
Portfolio Holdings	Investment Description	Expected Maturity
Long Exposure
Shares of Bitcoin ETPs	A portion of the Fund’s long exposure to Bitcoin ETPs will come through the Fund owning shares of the Bitcoin ETPs.	N/A
Bitcoin ETP Options

The Fund will use options on Bitcoin ETPs (the “Bitcoin ETP Options”) that reference a Bitcoin ETP or the Bitcoin ETP Index (as defined below) for synthetic exposure to Bitcoin ETPs. The Fund may use the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration or may purchase an in-the-money call option. This synthetically creates the upside and downside participation in the Bitcoin Price, as represented by the Bitcoin ETP or Bitcoin ETP Index.

1 year or less
Covered Call Writing
Bitcoin ETP Options

Call options are sold approximately 5-10% “out-of-the-money” (i.e. the strike price is above the strike price of the corresponding sold call) to generate an annualized premium of 24%. The Fund will vary the percentage of its portfolio on which it sells options in order to achieve this level of premium.

One week or less
U.S. Treasuries
U.S Treasuries and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. These instruments are used as collateral for the Bitcoin ETP Options.	1-month to 2-year maturities

Bitcoin Price Exposure. The Fund provides investment exposure to the Bitcoin Price by investing in Bitcoin ETPs that provide investment exposure to the Bitcoin Price or by trading Bitcoin ETP Options. Bitcoin ETPs are exchange-traded investment products not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that reflect the price of bitcoin, before fees and expenses, by purchasing and storing bitcoin in a digital vault and issuing exchange-listed shares that correspond to the price of bitcoin it holds and trade intra-day on a national securities exchange. Bitcoin ETPs are passively managed and their sponsors do not actively manage the exposure to bitcoin held by the Bitcoin ETP. The Fund expects its Bitcoin ETP exposure to include one or more Bitcoin ETPs that comprise the CBOE Bitcoin U.S. ETF Index (the “Bitcoin ETP Index”). The Bitcoin ETP Index is a modified market capitalization-weighted index designed to reflect the price return performance of a basket of Bitcoin ETPs listed on U.S. Exchanges. Additional information regarding the Bitcoin ETPs and the Bitcoin ETP Index is available in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Fund expects to invest in shares of the Bitcoin ETPs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. See “Cayman Subsidiary” below for additional information.

In addition to its investments in Bitcoin ETPs, the Fund expects to also obtain exposure to the Bitcoin Price by buying and selling a combination of Bitcoin ETP Options that reference a Bitcoin ETP or the Bitcoin ETP Index. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price (the “strike price”). Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined strike price. The Fund’s options exposure to the Bitcoin ETPs is considered to be “synthetic.” The synthetic exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the Bitcoin Price, as represented by the Bitcoin ETP or Bitcoin ETP Index. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETP or Bitcoin ETP Index through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the Bitcoin Price experience by the Bitcoin ETP or Bitcoin Index through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the Bitcoin Price both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option to synthetically participate in the upside and downside participation in the Bitcoin Price as represented by the Bitcoin ETP or Bitcoin ETP Index.

Target Option Premium. The Fund seeks to generate the Target Option Premium by selling Bitcoin ETP Options contracts. The Fund will target Bitcoin ETP Options contracts with a one week or less expiration. The Fund sells call option contracts at approximately 5-10% above the then-current value of a Bitcoin ETP or Bitcoin ETP Index, also known as “out-of-the-money.” In seeking to obtain the Target Option Premium, the Fund varies the size of the written call option contract attributable to the Bitcoin ETP or Bitcoin ETP Index in order to generate this sought-after Target Option Premium based upon the NAV of the Fund at the time the Fund writes the call options. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Fund sells new call option contracts each week that seek the Target Option Premium upon the expiration of its sold option contract. The amount of the portfolio that the Fund writes options on will vary depending on a variety of factors, but under normal circumstances, the Fund expects to write options on 60% or less of its portfolio. By selling out-of-the-money call options, the Fund will participate in any gains of the Bitcoin Price up to the strike price of the sold call option contract and will forfeit any of the upside market appreciation (if any) experienced by the Bitcoin ETP or Bitcoin ETP Index for which the options are written in exchange for premium received. This strategy effectively converts a portion of the potential upside Bitcoin Price return growth into current income. In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund expects to derive exposure to Bitcoin ETPs through the use of Bitcoin ETP Options that use the Bitcoin ETPs as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund expects to have synthetic exposure to the Bitcoin Price through Bitcoin ETP Options. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund at the time the options are sold. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. See ”Option Contracts Risk — Call Option Strategy Risk” and “Target Option Premium Risk” below for additional risks associated with the Fund’s call option writing strategy.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Index and the Fund utilize European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Bitcoin ETP exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Bitcoin ETP and the strike price for the number of shares contemplated by the option contract.

The Fund will invest its remaining assets in U.S. Treasuries, cash or cash-like investments. The Fund does not invest directly in bitcoin.

Examples:

The following table provides an overview of the Fund’s anticipated performance versus various changes in the share price of a Bitcoin ETP when the call option strategy is employed for the duration of the Bitcoin ETP Options contracts.

Overview of anticipated performance in various market conditions
A rise in share price of the Bitcoin ETP that does not exceed the strike price of the sold calls at expiration	Increase in the Fund NAV and outperformance vs the Bitcoin ETP	In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the Bitcoin ETP
A slight decline in share price of the Bitcoin ETP or flat performance	Increase or flat Fund NAV and outperformance vs the Bitcoin ETP
A significant decline in share price of the Bitcoin ETP	Decline in the Fund NAV and outperformance vs the Bitcoin ETP
A significant rise in share price of the Bitcoin ETP that exceeds the strike price of the sold calls at expiration	Increase in the Fund NAV and underperformance vs the Bitcoin ETP

In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the Bitcoin ETPs. Beyond the first 10% increase the Fund would only participate in upside to the extent the Bitcoin ETP shares are uncovered

To further illustrate, the following scenarios compare the potential outcomes of the Fund’s strategy:

Scenario 1:

•        Bitcoin ETP share price: $100

•        Strike Price of Sold Covered Call: $110

•        Premium Received: $1.50

•        Percent of long exposure Bitcoin ETP shares covered: 31%

•        Annualized Option Premium: 24%

Outcome:

1.    The Fund would participate on the first 10% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $1.50 premium.

2.    To the extent that the Bitcoin ETP price exceeds 10% appreciation, only 69% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the Bitcoin ETP.

Scenario 2:

•        Bitcoin ETP share price: $100

•        Strike Price of Sold Covered Call: $110

•        Premium Received: $0.75

•        Percent of long exposure Bitcoin ETP shares covered: 62%

•        Annualized Option Premium: 24%

Outcome:

1.    The Fund would participate on the first 10% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $0.75 premium.

2.    To the extent that the Bitcoin ETP price exceeds 10% appreciation, only 38% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the Bitcoin ETP.

Bitcoin. Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Cayman Subsidiary. The Fund invests in the Bitcoin ETPs indirectly by investing a portion of its assets in the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

Diversification Status. The Fund is classified as a “non-diversified company” under the 1940 Act.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.